Leases	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
LEASES

NOTE 6– LEASES

We have entered into several non-cancellable operating lease agreements for our offices and vehicles. Our leases have original lease periods expiring between 2022 and 2026. Payments due under such lease contracts include primarily fix payments. We assume renewals in our determination of the lease term. Our lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The components of lease costs, lease term and discount rate are as follows:

Six Months Ended
June 30, 2022
(unaudited)
Operating lease cost:
Vehicles	126
Facilities rent	154
280
Remaining Lease Term
Vehicles	0.09-2.18 years
Facilities rent	0.26-4.26 years

Weighted Average Discount Rate
Vehicles	3.36%
Facilities rent	3.36%

The following is a schedule, by years, of maturities of operating lease liabilities as of June 30, 2022:

June 30, 2022
(unaudited)
Period:
The remainder of 2022	220
2023	289
2024	155
2025	93
2026	39
Total operating lease payments	796
Less: imputed interest	41
Present value of lease liabilities	755